Nature of Business and Basis of Presentation - Additional Information (Detail) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Aug. 19, 2022	Jun. 30, 2022	Dec. 31, 2021	Jan. 26, 2022	Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation		Dec. 01, 2011	Dec. 01, 2011
Accumulated deficit		$ 275,033	$ 226,114		$ 114,807
Cash and cash equivalents		40,638	76,899		$ 18,528
Undrawn debt amount		15,000	5,000
Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Net proceeds from business combination	$ 133,293
Business combination, transaction related expenses	30,990
PIPE Investors [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Net proceeds from business combination	162,000
Social Capital Suvretta Holdings Corp. I [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Gross proceeds from business combination	164,283
Social Capital Suvretta Holdings Corp. I [Member] | Subsequent Event [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Gross proceeds from business combination	$ 2,283
Accrued Expenses and Other Current Liabilities [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Deferred payments amount of social security taxes		$ 187	187
SVB Amended and Restated Loan and Security Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Undrawn debt amount			$ 30,000
Merger Agreement [Member] | Social Capital Suvretta Holdings Corp. I [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated combined net worth				$ 777,000